                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Mail.ru Group Limited
Address: Office 3307, Dubai Media City
         Dubai U.A.E.

Form 13F File Number: 28-15372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Hammond
Title: Managing Director
Phone: +971 (0) 50 556 13 15

Signature, Place, and Date of Signing:

/s/ Matthew Hammond      City, Dubai     May 1, 2013
--------------------

Report Type (Check only one.)

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of other managers reporting for this manager:

None.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  $0 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

COLUMN 1        COLUMN 2 COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------        -------- -------- -------- ---------------- ---------- -------- ----------------
                                                                                       Voting
                                           Shares/ Sh/ Put/ Investment  Other         Authority
                Title of           Value
Name of Issuer   class    CUSIP   (x$1000) Prn Amt Prn Call Discretion Managers Sole Shared None
--------------  -------- -------- -------- ------- --- ---- ---------- -------- ---- ------ ----